Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
Accounting policies [line items]
Foreign exchange convenience rate		7.0999				7.0999
Unremitted insurance premiums		¥ 42,103		¥ 30,578		$ 5,930
Restricted cash balance		29,891		24,880		4,210
Pledged deposits				43,459
Allowance for impairment	[1]	1,950		0
Impairment loss		0		0	¥ 0
Share-based compensation expense		¥ 463	$ 65	8,163	11,355
Valued added tax percentage		6.00%	6.00%
Cash and cash equivalents and restricted cash		¥ 321,772		376,085	608,984	$ 45,320	$ 52,970	¥ 728,948
Cash equivalents due within three months		three months	three months
Gain on government subsidies		¥ 11,945
Gain on termination of lease contracts		5,706
Allowance for CECL of bank deposits		520
Service Condition [Member]
Accounting policies [line items]
Share-based compensation expense		¥ 16,390
Board of Directors Chairman [Member] | Huiye Tianze and Its Subsidiaries [Member]
Accounting policies [line items]
Voting rights percentage		50.00%				50.00%
Currency risk [Member]
Accounting policies [line items]
Cash and cash equivalents and restricted cash		¥ 231,626		¥ 261,891	¥ 481,589

[1]	Due to the change of business plan in 2023, the management expected to dispose an insurance agency license and an insurance brokerage license. With reference to quoted market prices, the management determined that the fair values of the insurance agency license and the insurance brokerage license were less than their carrying amounts as of December 31, 2023, which resulted that an impairment loss of the insurance agency license of RMB720 and an impairment loss of the insurance brokerage license of RMB1,230 were recognized for the year ended December 31, 2023.